EATON VANCE GROWTH TRUST

Two International Place

Boston, MA  02110

Telephone:  (617) 482-8260

Telecopy:  (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Growth Trust (the “Registrant”) (1933 Act File No. 2-22019) certifies (a) that the form of prospectus dated February 1, 2015 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 175 (“Amendment No. 175”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 175 was filed electronically with the U.S. Securities and Exchange Commission (Accession No. 0000940394-15-000083) on January 26, 2015:

Eaton Vance Atlanta Capital Focused Growth Fund

Eaton Vance Atlanta Capital Select Equity Fund

Eaton Vance Atlanta Capital SMID-Cap Fund

EATON VANCE GROWTH TRUST

/s/ Maureen A. Gemma

Maureen A. Gemma, Esq.

Secretary

Date:  February 3, 2015

015_0587.doc